Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Great-West Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Dow Jones U.S. Select REIT IndexSM (the “Benchmark Index”). The Fund will seek investment results that track the total return of the Benchmark Index by owning the stocks contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. This may be accomplished through ownership of all the stocks in the Benchmark Index and/or through a combination of stock ownership, owning derivatives such as futures contracts and options on futures contracts, and owning exchange-traded funds that seek to track the Benchmark Index. The portfolio managers may also use various techniques, such as buying and selling futures contracts, swaps, and exchange-traded funds, for cash management purposes.

		The Benchmark Index is a market capitalization-weighted index of publicly traded equity REITs. As such, the Fund concentrates its assets in REIT stocks, which may include companies with small and medium size market capitalizations.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities included in the Dow Jones U.S. Select REIT Index<sup>SM</sup> (the “Benchmark Index”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures contracts and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Exchange-Traded Fund (“ETF”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. An ETF may trade at a premium or discount, and it is possible that an active trading market will not be maintained or that trading will be halted. For index ETFs, there is no guarantee that an ETF will achieve a high degree of correlation to the performance of its index. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.

Index Risk - It is possible the Benchmark Index may perform unfavorably and/or underperform the market as a whole. The Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Industry Concentration Risk - Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. Because the Fund concentrates its assets in REIT stocks, industry concentration risk is high.

Interest Rate Risk - REIT stock prices overall may decline because of rising interest rates. Interest rate risk is high for the Fund. There may be less governmental intervention in the securities markets in the near future. If so, it could cause an increase in interest rates, which could have a negative impact on REIT stock prices and could negatively affect the Fund's net asset value.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers.

REITs / Real Estate Risk - Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Tracking Error Risk - The Fund may not be able to precisely track the performance of the Benchmark Index.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is classified as non-diversified, which means a relatively high percentage of its assets may be invested in securities of a limited number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares in each full calendar year since inception and comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. No Class L share performance data is provided because Class L shares commenced operations on September 10, 2018. Class L share performance information will appear in future versions of this Prospectus after Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares in each full calendar year since inception and comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No Class L share performance data is provided because Class L shares commenced operations on September 10, 2018.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	December 2014	14.77%
Worst Quarter	June 2015	-10.18%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Great-West Real Estate Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	117
5 Years	rr_ExpenseExampleYear05	206
10 Years	rr_ExpenseExampleYear10	466
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	117
5 Years	rr_ExpenseExampleNoRedemptionYear05	206
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 466
One Year	rr_AverageAnnualReturnYear01	(4.58%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West Real Estate Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	235
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	926
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	235
5 Years	rr_ExpenseExampleNoRedemptionYear05	412
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 926
2013	rr_AnnualReturn2013	0.58%
2014	rr_AnnualReturn2014	30.86%
2015	rr_AnnualReturn2015	3.68%
2016	rr_AnnualReturn2016	5.82%
2017	rr_AnnualReturn2017	3.10%
2018	rr_AnnualReturn2018	(4.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.18%)
One Year	rr_AverageAnnualReturnYear01	(4.86%)
Five Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 27, 2012
Great-West Real Estate Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,439
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	354
5 Years	rr_ExpenseExampleNoRedemptionYear05	636
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,439
Great-West Real Estate Index Fund | Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Great-West Real Estate Index Fund | Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.22%)
Five Years	rr_AverageAnnualReturnYear05	7.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%

[1]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.35% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.
[2]	Since inception on May 1, 2015
[3]	Since inception on November 27, 2012